Financial assets and liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Remeasurement	$ 4,303	$ 337
Level 3
Disclosure Of Financial Instruments [Line Items]
Opening balance	26,892	$ 17,199	$ 17,199
Reclassification during the period			0
Remeasurement	4,303		9,693
Closing balance	$ 31,195		$ 26,892